ENVIRONMENTAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ENVIRONMENTAL LIABILITIES
Schedule of provision for environmental liabilities

	2019	2018
Provision for environmental liabilities	112,308	132,647
Current	60,913	60,419
Non-current	51,395	72,228